Summary of Significant Accounting Policies - Summary of Useful lives of Intangible Assets (Detail)	12 Months Ended
Dec. 31, 2021
Customer Relationships [Member] | Maximum
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	8 years
Customer Relationships [Member] | Minimum
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	4 years
Purchased Software [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	3 years
Technology
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years